Investment Properties - Summary of Investment Properties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 1,091,084	₩ 1,189,531
Changes in accounting policy	46,666
Acquisition	254,066	75,263
Disposal and termination	(1,693)	(14,967)
Depreciation	(65,178)	(44,653)
Transfer from (to) property and equipment	41,335	(39,363)
Transfer and others	21,150	(74,727)
Ending balance	1,387,430	1,091,084
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,518,917	1,590,018
Ending balance	1,880,584	1,518,917
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(427,833)	(400,487)
Ending balance	(493,154)	(427,833)
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	348,848	356,790
Acquisition	148,511	1,111
Disposal and termination	(285)	(4,729)
Transfer from (to) property and equipment	33,254	3,080
Transfer and others	23,268	(7,404)
Ending balance	553,596	348,848
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	350,417	358,358
Ending balance	555,164	350,417
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,569)	(1,568)
Ending balance	(1,568)	(1,569)
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	742,115	792,768
Changes in accounting policy	46,666
Acquisition	103,774	7
Disposal and termination	(1,408)	(10,238)
Depreciation	(65,178)	(44,653)
Transfer from (to) property and equipment	8,081	(5,366)
Transfer and others	(2,118)	9,597
Ending balance	831,932	742,115
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,168,379	1,191,687
Ending balance	1,323,518	1,168,379
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(426,264)	(398,919)
Ending balance	(491,586)	(426,264)
Investment property, construction-in-progress [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	121	39,973
Acquisition	1,781	74,145
Transfer from (to) property and equipment		(37,077)
Transfer and others		(76,920)
Ending balance	1,902	121
Investment property, construction-in-progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	121	39,973
Ending balance	1,902	121
Investment property, construction-in-progress [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 0
Ending balance		₩ 0